PRIVATE PLACEMENT UNITS	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
PRIVATE PLACEMENT UNITS
PRIVATE PLACEMENT UNITS

NOTE 4 — PRIVATE PLACEMENT UNITS

On January 14, 2022, simultaneously with the consummation of the IPO and sale of the Overallotment Units, the Company consummated the issuance and sale of 376,000 Private Placement Units in a private placement transaction at a price of $10.00 per Private Placement Unit, generating gross proceeds of $3,760,000. Each Private Placement Unit consists of one share of common stock and one warrant (the “Private Placement Warrants”). Each Private Placement Warrant entitles the holder to purchase one share of common stock at a price of $11.50 per share, subject to adjustment (see Note 7).

A portion of the proceeds from the Private Placement Units were added to the proceeds from the IPO to be held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Placement Units will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law), and the Private Placement Units and any underlying securities will become worthless.

NOTE 4 — PRIVATE PLACEMENT UNITS

On January 14, 2022, simultaneously with the consummation of the IPO and sale of the Overallotment Units, the Company consummated the issuance and sale of 376,000 Private Placement Units in a private placement transaction at a price of $10.00 per Private Placement Unit, generating gross proceeds of $3,760,000. Each Private Placement Unit consists of one share of common stock and one warrant (the “Private Placement Warrants”). Each Private Placement Warrant entitles the holder to purchase one share of common stock at a price of $11.50 per share, subject to adjustment (see Note 7).

A portion of the proceeds from the Private Placement Units were added to the proceeds from the IPO to be held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Placement Units will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law), and the Private Placement Units and any underlying securities will become worthless.